Income Taxes - Schedule of Components of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Canadian
Earnings before income tax expense	$ 901	$ 376
Current income tax	49	51
Deferred income tax	42	(25)
Total Canadian	91	26
Foreign
Earnings before income tax expense	1,240	1,075
Current income tax	(7)	(22)
Deferred income tax	205	161
Total Foreign	198	139
Income tax expense	$ 289	$ 165